Schedule of Aggregate Right of Use Assets and Related Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease right-of-use assets	¥ 10,021	¥ 10,249
Short-term operating lease liabilities	(4,730)	(3,951)
Long-term operating lease liabilities	(4,485)	(5,398)
Total operating leased liabilities	¥ (9,215)	¥ (9,349)